Condensed Consolidating Financial Information (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Condensed Consolidating Balance Sheets

	March 31, 2015
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
	(In thousands)
ASSETS
Current assets:
Cash and cash equivalents	$454	$2,985	$1,073	$—	$4,512
Accounts receivable - trade	5,259	43,307	73,503	(3,670)	118,399
Accounts receivable - affiliates	13,303	—	28	(11,355)	1,976
Short-term derivative instruments	142,074	—	214,986	—	357,060
Prepaid expenses and other current assets	5,036	7,410	19,687	—	32,133
Total current assets	166,126	53,702	309,277	(15,025)	514,080
Property and equipment, net	17,320	1,098,997	2,250,283	—	3,366,600
Long-term derivative instruments	188,405	—	389,748	—	578,153
Investments in subsidiaries	928,289	—	—	(928,289)	—
Other long-term assets	13,481	—	101,908	—	115,389
Total assets	$1,313,621	$1,152,699	$3,051,216	$(943,314)	$4,574,222

LIABILITIES AND EQUITY
Current liabilities:
Accounts payable and accrued liabilities	$11,711	$127,921	$122,152	$(2,046)	$259,738
Accounts payable - affiliates	—	4,185	9,145	(13,330)	—
Revenues payable	—	31,136	27,195	—	58,331
Short-term derivative instruments	—	—	3,300	—	3,300
Total current liabilities	11,711	163,242	161,792	(15,376)	321,369
Long-term debt	744,000	—	1,754,045	—	2,498,045
Asset retirement obligations	—	7,749	116,727	—	124,476
Long-term derivative instruments	—	—	555	—	555
Deferred tax liabilities	102,978	6,648	2,164	—	111,790
Other long-term liabilities	7,566	—	—	—	7,566
Total liabilities	866,255	177,639	2,035,283	(15,376)	3,063,801
Equity:
Equity	447,366	975,060	1,010,214	(1,985,274)	447,366
Noncontrolling interests	—	—	5,719	1,057,336	1,063,055
Total equity	447,366	975,060	1,015,933	(927,938)	1,510,421
Total liabilities and equity	$1,313,621	$1,152,699	$3,051,216	$(943,314)	$4,574,222

	December 31, 2014
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
	(In thousands)
ASSETS
Current assets:
Cash and cash equivalents	$2,241	$3,762	$970	$(1,015)	$5,958
Accounts receivable - trade	5,995	44,952	83,346	(2,717)	131,576
Accounts receivable - affiliates	10,047	—	28	(10,075)	—
Short-term derivative instruments	131,471	—	208,585	—	340,056
Prepaid expenses and other current assets	5,833	7,993	14,201	—	28,027
Total current assets	155,587	56,707	307,130	(13,807)	505,617
Property and equipment, net	16,601	1,050,722	2,470,333	—	3,537,656
Long-term derivative instruments	123,567	—	311,802	—	435,369
Investments in subsidiaries	1,139,792	—	—	(1,139,792)	—
Other long-term assets	14,124	5,660	100,521	(5,400)	114,905
Total assets	$1,449,671	$1,113,089	$3,189,786	$(1,158,999)	$4,593,547

LIABILITIES AND EQUITY
Current liabilities:
Accounts payable and accrued liabilities	$6,245	$107,068	$114,584	$(3,125)	$224,772
Accounts payable - affiliates	—	3,638	6,409	(9,423)	624
Revenues payable	—	27,242	30,110	—	57,352
Short-term derivative instruments	—	—	3,289	—	3,289
Total current liabilities	6,245	137,948	154,392	(12,548)	286,037
Long-term debt	783,000	—	1,595,413	—	2,378,413
Asset retirement obligations	—	9,830	112,701	—	122,531
Deferred tax liabilities	69,431	—	30,986	(5,400)	95,017
Other long-term liabilities	8,585	—	—	—	8,585
Total liabilities	867,261	147,778	1,893,492	(17,948)	2,890,583
Equity:
Equity	582,410	965,311	1,290,734	(2,256,045)	582,410
Noncontrolling interests	—	—	5,560	1,114,994	1,120,554
Total equity	582,410	965,311	1,296,294	(1,141,051)	1,702,964
Total liabilities and equity	$1,449,671	$1,113,089	$3,189,786	$(1,158,999)	$4,593,547

The following condensed consolidating financial information presents the financial information of the Company on a unconsolidated stand-alone basis and its combined guarantor and combined non-guarantor subsidiaries as of and for the period indicated. Such financial information may not necessarily be indicative of our results of operations, cash flows or financial position had these subsidiaries operated as independent entities.

	December 31, 2014
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
	(In thousands)
ASSETS
Current assets:
Cash and cash equivalents	$2,241	$3,762	$970	$(1,015)	$5,958
Accounts receivable - trade	5,995	44,952	83,346	(2,717)	131,576
Accounts receivable - affiliates	10,047	—	28	(10,075)	—
Short-term derivative instruments	131,471	—	208,585	—	340,056
Prepaid expenses and other current assets	5,833	7,993	14,201	—	28,027
Total current assets	155,587	56,707	307,130	(13,807)	505,617
Property and equipment, net	16,601	1,050,722	2,470,333	—	3,537,656
Long-term derivative instruments	123,567	—	311,802	—	435,369
Investments in subsidiaries	1,139,792	—	—	(1,139,792)	—
Other long-term assets	14,124	5,660	100,521	(5,400)	114,905
Total assets	$1,449,671	$1,113,089	$3,189,786	$(1,158,999)	$4,593,547

LIABILITIES AND EQUITY
Current liabilities:
Accounts payable and accrued liabilities	$6,245	$107,068	$114,584	$(3,125)	$224,772
Accounts payable - affiliates	—	3,638	6,409	(9,423)	624
Revenues payable	—	27,242	30,110	—	57,352
Short-term derivative instruments	—	—	3,289	—	3,289
Total current liabilities	6,245	137,948	154,392	(12,548)	286,037
Long-term debt	783,000	—	1,595,413	—	2,378,413
Asset retirement obligations	—	9,830	112,701	—	122,531
Deferred tax liabilities	69,431	—	30,986	(5,400)	95,017
Other long-term liabilities	8,585	—	—	—	8,585
Total liabilities	867,261	147,778	1,893,492	(17,948)	2,890,583
Equity:
Equity	582,410	965,311	1,290,734	(2,256,045)	582,410
Noncontrolling interests	—	—	5,560	1,114,994	1,120,554
Total equity	582,410	965,311	1,296,294	(1,141,051)	1,702,964
Total liabilities and equity	$1,449,671	$1,113,089	$3,189,786	$(1,158,999)	$4,593,547

	December 31, 2013
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Combined & Consolidated
	(In thousands)
ASSETS
Current assets:
Cash and cash equivalents	$—	$48,619	$29,102	$—	$77,721
Restricted cash	—	35,000	—	—	35,000
Accounts receivable - trade	—	49,655	39,459	(392)	88,722
Accounts receivable - affiliates	—	8,905	1,532	(5,785)	4,652
Short-term derivative instruments	—	1,688	7,601	—	9,289
Prepaid expenses and other current assets	—	7,783	11,730	—	19,513
Total current assets	—	151,650	89,424	(6,177)	234,897
Property and equipment, net	—	785,914	1,633,790	—	2,419,704
Long-term derivative instruments	—	5,960	42,656	—	48,616
Investments in subsidiaries	—	288,760	—	(288,760)	—
Other long-term assets	—	35,137	90,807	—	125,944
Total assets	$—	1,267,421	1,856,677	(294,937)	2,829,161

LIABILITIES AND EQUITY
Current Liabilities:
Accounts payable and accrued liabilities	$—	$61,865	$57,392	$(393)	$118,864
Accounts payable - affiliates	—	7,481	1,017	(6,523)	1,975
Revenues payable	—	36,307	19,784	—	56,091
Short-term derivative instruments	—	1,715	7,996	—	9,711
Total current liabilities	—	107,368	86,189	(6,916)	186,641
Long-term debt	—	871,150	792,067	—	1,663,217
Asset retirement obligations	—	9,612	102,067	—	111,679
Long-term derivative instruments	—	205	5,875	—	6,080
Deferred tax liabilities	—	—	1,151	1,955	3,106
Other long-term liabilities	—	306	1,955	(1,955)	306
Total liabilities	—	988,641	989,304	(6,916)	1,971,029
Equity:
Equity	—	277,517	855,768	(855,768)	277,517
Noncontrolling interests	—	1,263	11,605	567,747	580,615
Total equity	—	278,780	867,373	(288,021)	858,132
Total liabilities and equity	$—	$1,267,421	$1,856,677	$(294,937)	$2,829,161

Condensed Consolidating Statements of Operations

	Three Months Ended March 31, 2015
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
	(In thousands)
Revenues:
Oil & natural gas sales	$—	$87,023	$91,949	$—	$178,972
Other revenues	—	—	869	—	869
Total revenues	—	87,023	92,818	—	179,841

Costs and expenses:
Lease operating	—	5,222	40,478	—	45,700
Gathering, processing and transportation	—	14,763	8,220	—	22,983
Pipeline operating	—	—	446	—	446
Exploration	—	726	90	—	816
Production and ad valorem taxes	—	2,775	6,655	—	9,430
Depreciation, depletion and amortization	968	39,564	51,266	—	91,798
Impairment of proved oil and natural gas properties	—	—	251,347	—	251,347
Incentive unit compensation expense	10,224	—	—	—	10,224
General and administrative	10,925	2,051	14,511	—	27,487
Accretion of asset retirement obligations	—	123	1,634	—	1,757
(Gain) loss on commodity derivatives	(108,190)	—	(145,459)	—	(253,649)
Total costs and expenses	(86,073)	65,224	229,188	—	208,339
Operating income (loss)	86,073	21,799	(136,370)	—	(28,498)

Other income (expense):
Interest expense, net	(9,757)	—	(28,817)	—	(38,574)
Equity earnings from subsidiaries	7,021	—	—	(7,021)	—
Other, net	—	(49)	160	—	111
Total other income (expense)	(2,736)	(49)	(28,657)	(7,021)	(38,463)
Income before income taxes	83,337	21,750	(165,027)	(7,021)	(66,961)
Income tax benefit (expense)	(37,445)	(10,113)	2,370	—	(45,188)
Net income (loss)	45,892	11,637	(162,657)	(7,021)	(112,149)
Net income (loss) attributable to noncontrolling interest	—	—	159	(158,200)	(158,041)
Net income (loss) attributable to Memorial Resource Development Corp.	$45,892	$11,637	$(162,816)	$151,179	$45,892

	Three Months Ended March 31, 2014
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Combined & Consolidated
	(In thousands)
Revenues:
Oil & natural gas sales	$—	$87,733	$115,977	$—	$203,710
Other revenues	—	3	908	—	911
Total revenues	—	87,736	116,885	—	204,621

Costs and expenses:
Lease operating	—	3,235	30,120	—	33,355
Gathering, processing and transportation	—	8,557	5,563	—	14,120
Pipeline operating	—	—	489	—	489
Exploration	—	140	6	—	146
Production and ad valorem taxes	—	2,573	6,011	—	8,584
Depreciation, depletion and amortization	—	25,129	32,550	—	57,679
Incentive unit compensation expense	—	—	1,023	—	1,023
General and administrative	—	6,982	10,757	—	17,739
Accretion of asset retirement obligations	—	130	1,391	—	1,521
(Gain) loss on commodity derivatives	—	12,716	46,766	—	59,482
(Gain) loss on sale of properties	—	—	(110)	—	(110)
Other, net	—	—	(12)	—	(12)
Total costs and expenses	—	59,462	134,554	—	194,016
Operating income (loss)	—	28,274	(17,669)	—	10,605

Other income (expense):
Interest expense, net	—	(17,974)	(16,078)	—	(34,052)
Equity earnings from subsidiaries	—	(3,260)	—	3,260	—
Other, net	—	31	—	—	31
Total other income (expense)	—	(21,203)	(16,078)	3,260	(34,021)
Income before income taxes	—	7,071	(33,747)	3,260	(23,416)
Income tax benefit (expense)	—	(25)	(75)	—	(100)
Net income (loss)	—	7,046	(33,822)	3,260	(23,516)
Net income (loss) attributable to noncontrolling interest	—	—	55	(31,943)	(31,888)
Net income (loss) attributable to Memorial Resource Development Corp.	$—	$7,046	$(33,877)	$35,203	$8,372

	December 31, 2014
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Combined & Consolidated
	(In thousands)
Revenues:
Oil & natural gas sales	$—	$363,114	$531,853	$—	$894,967
Other revenues	5	7	4,366	—	4,378
Total revenues	5	363,121	536,219	—	899,345

Costs and expenses:
Lease operating	—	17,570	143,733	—	161,303
Pipeline operating	—	—	2,068	—	2,068
Exploration	—	13,853	2,750	—	16,603
Production and ad valorem taxes	—	12,610	33,141	—	45,751
Depreciation, depletion and amortization	1,133	127,105	185,955	—	314,193
Impairment of proved oil and natural gas properties	—	24,576	407,540	—	432,116
Incentive unit compensation expense	111,866	831,060	1,023	—	943,949
General and administrative	13,232	25,277	49,164	—	87,673
Accretion of asset retirement obligations	—	533	5,773	—	6,306
(Gain) loss on commodity derivatives	(277,129)	19,395	(492,254)	—	(749,988)
(Gain) loss on sale of properties	—	3,167	(110)	—	3,057
Other, net	—	—	(12)	—	(12)
Total costs and expenses	(150,898)	1,075,146	338,771	—	1,263,019
Operating income (loss)	150,903	(712,025)	197,448	—	(363,674)

Other income (expense):
Interest expense, net	(19,532)	(30,751)	(83,550)	—	(133,833)
Debt extinguishment costs	(23,562)	(13,686)	—	—	(37,248)
Equity earnings from subsidiaries	(809,017)	—	—	809,017	—
Other, net	—	319	(656)	—	(337)
Total other income (expense)	(852,111)	(44,118)	(84,206)	809,017	(171,418)
Income before income taxes	(701,208)	(756,143)	113,242	809,017	(535,092)
Income tax benefit (expense)	(83,373)	(19,028)	1,430	—	(100,971)
Net income (loss)	(784,581)	(775,171)	114,672	809,017	(636,063)
Net income (loss) attributable to noncontrolling interest	—	—	32	126,756	126,788
Net income (loss) attributable to Memorial Resource Development Corp.	$(784,581)	$(775,171)	$114,640	$682,261	$(762,851)

	December 31, 2013
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Combined & Consolidated
	(In thousands)
Revenues:
Oil & natural gas sales	$—	$184,757	$387,191	$—	$571,948
Other revenues	—	—	3,075	—	3,075
Total revenues	—	184,757	390,266	—	575,023

Costs and expenses:
Lease operating	—	14,710	98,930	—	113,640
Pipeline operating	—	—	1,835	—	1,835
Exploration	—	1,034	1,322	—	2,356
Production and ad valorem taxes	—	7,869	19,277	—	27,146
Depreciation, depletion and amortization	—	61,990	122,727	—	184,717
Impairment of proved oil and natural gas properties	—	128	6,472	—	6,600
Incentive unit compensation expense	—	14,353	28,926	—	43,279
General and administrative	—	31,674	50,405	—	82,079
Accretion of asset retirement obligations	—	516	5,065	—	5,581
(Gain) loss on commodity derivatives	—	(3,179)	(26,115)	—	(29,294)
(Gain) loss on sale of properties	—	6,776	(92,397)	—	(85,621)
Other, net	—	—	649	—	649
Total costs and expenses	—	135,871	217,096	—	352,967
Operating income (loss)	—	48,886	173,170	—	222,056

Other income (expense):
Interest expense, net	—	(24,895)	(44,355)	—	(69,250)
Equity earnings from subsidiaries	—	71,222	—	(71,222)	—
Other, net	—	141	4	—	145
Total other income (expense)	—	46,468	(44,351)	(71,222)	(69,105)
Income before income taxes	—	95,354	128,819	(71,222)	152,951
Income tax benefit (expense)	—	(164)	(1,455)	—	(1,619)
Net income (loss)	—	95,190	127,364	(71,222)	151,332
Net income (loss) attributable to noncontrolling interest	—	—	267	49,563	49,830
Net income (loss) attributable to Memorial Resource Development Corp.	$—	$95,190	$127,097	$(120,785.00)	$101,502

	December 31, 2012
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Combined & Consolidated
	(In thousands)
Revenues:
Oil & natural gas sales	$—	$100,242	$293,389	$—	$393,631
Other revenues	—	—	3,237	—	3,237
Total revenues	—	100,242	296,626	—	396,868

Costs and expenses:
Lease operating	—	14,656	89,529	(431)	103,754
Pipeline operating	—	—	2,114	—	2,114
Exploration	—	466	9,334	—	9,800
Production and ad valorem taxes	—	8,021	15,603	—	23,624
Depreciation, depletion and amortization	—	34,843	103,829	—	138,672
Impairment of proved oil and natural gas properties	—	4,250	24,621	—	28,871
Incentive unit compensation expense	—	9,510	—	—	9,510
General and administrative	—	19,525	39,721	431	59,677
Accretion of asset retirement obligations	—	487	4,522	—	5,009
(Gain) loss on commodity derivatives	—	(10,500)	(24,405)	—	(34,905)
(Gain) loss on sale of properties	—	(2)	(9,759)	—	(9,761)
Other, net	—	459	43	—	502
Total costs and expenses	—	81,715	255,152	—	336,867
Operating income (loss)	—	18,527	41,474	—	60,001

Other income (expense):
Interest expense, net	—	(8,164)	(25,074)	—	(33,238)
Equity earnings from subsidiaries	—	(16,331)	—	16,331	—
Other, net	—	456	(115)	—	341
Total other income (expense)	—	(24,039)	(25,189)	16,331	(32,897)
Income before income taxes	—	(5,512)	16,285	16,331	27,104
Income tax benefit (expense)	—	—	(107)	—	(107)
Net income (loss)	—	(5,512)	16,178	16,331	26,997
Net income (loss) attributable to noncontrolling interest	—	—	104	(2,805)	(2,701)
Net income (loss) attributable to Memorial Resource Development Corp.	$—	$(5,512.00)	$16,074	$19,136	$29,698

Condensed Consolidating Statements of Cash Flows

	Three Months Ended March 31, 2015
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
	(In thousands)
Net cash provided by (used in) operating activities	$16,404	$82,434	$71,963	$1,015	$171,816

Cash flows from investing activities:
Acquisitions of oil and natural gas properties	—	—	(3,305)	—	(3,305)
Additions to oil and gas properties	—	(86,619)	(74,375)	—	(160,994)
Additons to restricted investments	—	—	(1,426)	—	(1,426)
Additions to other property and equipment	(1,687)	(260)	—	—	(1,947)
Investment in subsidiaries	(5,580)	—	—	5,580	—
Distribution from subsidiaries	78,076	—	—	(78,076)	—
Net cash used in investing activities	70,809	(86,879)	(79,106)	(72,496)	(167,672)

Cash flows from financing activities:
Advances on revolving credit facility	104,000	—	166,000	—	270,000
Payments on revolving credit facility	(143,000)	—	(5,000)	—	(148,000)
Repayment of senior notes	—	—	(2,914)	—	(2,914)
Deferred finance costs	—	—	(10)	—	(10)
Capital contributions	—	3,668	1,912	(5,580)	—
Distribution to equity owners	—	—	(46,315)	46,315	—
Distribution to noncontrolling interests	—	—	—	(46,239)	(46,239)
Distributions to MRD	—	—	(78,000)	78,000	—
MRD equity repurchases	(50,000)	—	—	—	(50,000)
MEMP equity repurchases	—	—	(28,420)	—	(28,420)
Other	—	—	(7)	—	(7)
Net cash provided by financing activities	(89,000)	3,668	7,246	72,496	(5,590)
Net change in cash and cash equivalents	(1,787)	(777)	103	1,015	(1,446)
Cash and cash equivalents, beginning of period	2,241	3,762	970	(1,015)	5,958
Cash and cash equivalents, end of period	$454	$2,985	$1,073	$—	$4,512

	Three Months Ended March 31, 2014
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Combined & Consolidated
	(In thousands)
Net cash provided by (used in) operating activities	$—	$51,864	$52,077	$—	$103,941

Cash flows from investing activities:
Acquisitions of oil and natural gas properties	—	—	(173,000)	—	(173,000)
Additions to oil and gas properties	—	(75,227)	(58,973)	—	(134,200)
Additons to restricted investments	—	—	(826)	—	(826)
Additions to other property and equipment	—	(31)	—	—	(31)
Investment in subsidiaries	—	(4,146)	—	4,146	—
Distribution from subsidiaries	—	4,993	—	(4,993)	—
Other	—	(3)	(301)	—	(304)
Net cash used in investing activities	—	(74,414)	(233,100)	(847)	(308,361)

Cash flows from financing activities:					—
Advances on revolving credit facility	—	108,000	235,000	—	343,000
Payments on revolving credit facility	—	(40,000)	(39,000)	—	(79,000)
Deferred finance costs	—	(895)	(267)	—	(1,162)
Capital contributions	—	—	4,146	(4,146)	—
Contributions related to sale of assets to NGP affiliate	—	—	1,165	—	1,165
Distribution to equity owners	—	—	(36,078)	36,078	—
Distribution to noncontrolling interests	—	—	—	(31,085)	(31,085)
Distribution related to assets aquired from NGP affiliates	—	(63,389)	(3,304)	—	(66,693)
Other	—	—	(7)	—	(7)
Net cash provided by financing activities	—	3,716	161,655	847	166,218
Net change in cash and cash equivalents	—	(18,834)	(19,368)	—	(38,202)
Cash and cash equivalents, beginning of period		48,619	29,102		77,721
Cash and cash equivalents, end of period	$—	$29,785	$9,734	$—	$39,519

	December 31, 2014
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Combined & Consolidated
	(In thousands)
Net cash provided by (used in) operating activities	$(72,612)	$297,490	$251,393	$—	$476,271

Cash flows from investing activities:
Acquisitions of oil and natural gas properties	—	(93,909)	(1,083,761)	—	(1,177,670)
Additions to oil and gas properties	—	(376,123)	(298,273)	—	(674,396)
Additions to restricted investments	—	—	(3,976)	—	(3,976)
Additions to other property and equipment	(15,980)	(989)	(98)	—	(17,067)
Investment in subsidiaries	(696,489)	—	—	696,489	—
Distribution from subsidiaries	15,140	74,424	—	(89,564)	—
Change in restricted cash	—	49,946	—	—	49,946
Deposits for property acquisitions	—	(215)	—	—	(215)
Proceeds from the sale of oil and gas properties	—	—	6,700	—	6,700
Other	—	—	(301)	—	(301)
Net cash used in investing activities	(697,329)	(346,866)	(1,379,709)	606,925	(1,816,979)

Cash flows from financing activities:
Advances on revolving credit facilities	1,174,000	126,800	1,446,000	—	2,746,800
Payments on revolving credit facilities	(991,000)	(329,900)	(1,137,000)	—	(2,457,900)
Proceeds from the issuances of senior notes	600,000	—	492,425	—	1,092,425
Redemption of senior notes	(351,808)	—	—	—	(351,808)
Redemption of second lien credit facility	—	(328,282)	—	—	(328,282)
Deferred financing costs	(18,779)	(61)	(11,494)	—	(30,334)
Proceeds from initial public offering	408,500	—	—	—	408,500
Costs incurred in conjunction with initial public offering	(28,373)	—	—	—	(28,373)
Proceeds from MEMP public offering	—	—	553,288	—	553,288
Costs incurred in conjunction with MEMP public offering	—	—	(12,510)	—	(12,510)
MRD equity repurchases	(161)	—	—	—	(161)
MEMP equity repurchases	—	—	(11,531)	—	(11,531)
Restricted MEMP units returned to plan	—	—	(1,012)	—	(1,012)
Purchase of additional interests in subsidiaries	(3,292)	—	—	—	(3,292)
Capital contributions	—	686,623	9,866	(696,489)	—
Contributions from NGP affiliates related to sale of properties	—	—	1,165	—	1,165
Distribution to equity owners	—	(15,000)	(222,633)	237,633	—
Distributions to MRD Holdco	(17,207)	(39,520)	(3,076)		(59,803)
Distributions to noncontrolling interests	—	—	—	(149,084)	(149,084)
Distribution to NGP affiliates related to purchase of assets	—	(63,389)	(3,304)	—	(66,693)
Distribution to NGP affiliates related to sale of assets, net of cash received	—	(32,770)	—	—	(32,770)
Other	302	18	—		320
Net cash provided by financing activities	772,182	4,519	1,100,184	(607,940)	1,268,945
Net change in cash and cash equivalents	2,241	(44,857)	(28,132)	(1,015)	(71,763)
Cash and cash equivalents, beginning of period	—	48,619	29,102	—	77,721
Cash and cash equivalents, end of period	$2,241	$3,762	$970	$(1,015)	$5,958

	December 31, 2013
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Combined & Consolidated
	(In thousands)
Net cash provided by (used in) operating activities	$—	$93,864	$183,959	$—	$277,823

Cash flows from investing activities:
Acquisitions of oil and natural gas properties	—	(67,098)	(38,664)	—	(105,762)
Additions to oil and gas properties	—	(164,850)	(195,165)	—	(360,015)
Additions to restricted investments	—	—	(5,361)	—	(5,361)
Additions to other property and equipment	—	(2,432)	(238)	—	(2,670)
Investment in subsidiaries	—	(93,433)	—	93,433	—
Distribution from subsidiaries	—	273,694	—	(273,694)	—
Change in restricted cash	—	(49,347)	—	—	(49,347)
Proceeds from the sale of oil and gas properties	—	33,152	122,560		155,712
Net cash used in investing activities	—	(70,314)	(116,868)	(180,261)	(367,443)

Cash flows from financing activities:
Advances on revolving credit facilities	—	174,400	958,355	—	1,132,755
Payments on revolving credit facilities	—	(200,500)	(1,565,537)	—	(1,766,037)
Proceeds from the issuances of senior notes	—	343,000	688,563	—	1,031,563
Borrowings under second lien credit facility	—	325,000	—	—	325,000
Deferred financing costs	—	(20,250)	(20,925)	—	(41,175)
Proceeds from MEMP public offering	—	—	511,204	—	511,204
Costs incurred in conjunction with MEMP public offering	—	—	(21,066)	—	(21,066)
Proceeds from changes in ownership interests in MEMP	—	135,012	—	—	135,012
Purchase of additional interests in subsidiaries	—	(15,135)	—	—	(15,135)
Capital contributions	—	—	93,433	(93,433)	—
Contributions from previous owners	—	—	1,214	—	1,214
Contributions from NGP affiliates related to sale of properties	—	—	2,013	—	2,013
Distributions to the Funds	—	(732,362)	—	—	(732,362)
Distribution to equity owners	—	—	(351,777)	351,777	—
Distributions to noncontrolling interests	—	—	—	(78,083)	(78,083)
Distribution to NGP affiliates related to purchase of assets	—	—	(355,494)	—	(355,494)
Distributions made by previous owners	—	(2,590)	(1,415)	—	(4,005)
Equity repurchases	—	—	—	—	—
Cash retained by previous owners	—	—	(7,909)	—	(7,909)
Other	—	(129)	584	—	455
Net cash provided by financing activities	—	6,446	(68,757)	180,261	117,950
Net change in cash and cash equivalents	—	29,996	(1,666)	—	28,330
Cash and cash equivalents, beginning of period	—	18,623	30,768	—	49,391
Cash and cash equivalents, end of period	$—	$48,619	$29,102	$—	$77,721

	December 31, 2012
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidation
	(In thousands)
Net cash provided by (used in) operating activities	$—	$56,443	$183,961	$—	$240,404

Cash flows from investing activities:
Acquisitions of oil and natural gas properties	—	(83,055)	(277,623)	—	(360,678)
Additions to oil and gas properties	—	(85,431)	(187,903)	—	(273,334)
Additions to restricted investments	—	—	(4,599)	—	(4,599)
Additions to other property and equipment	—	(926)	(1,748)	—	(2,674)
Investment in subsidiaries	—	(718)	—	718	—
Distribution from subsidiaries	—	22,979	—	(22,979)	—
Change in restricted cash	—	(3)	—	—	(3)
Proceeds from the sale of oil and gas properties	—	—	34,521	—	34,521
Other	—	—	29	—	29
Net cash used in investing activities	—	(147,154)	(437,323)	(22,261)	(606,738)

Cash flows from financing activities:
Advances on revolving credit facilities	—	122,950	496,500	—	619,450
Payments on revolving credit facilities	—	(24,750)	(226,819)	—	(251,569)
Deferred financing costs	—	(1,109)	(2,392)	—	(3,501)
Capital contributions	—	—	718	(718)	—
Contributions from previous owners	—	—	44,072	—	44,072
Contributions from NGP affiliates related to sale of properties	—	—	45,158	—	45,158
Proceeds from MEMP public offering	—	—	202,573	—	202,573
Costs incurred in conjunction with MEMP public offering	—	—	(8,268)	—	(8,268)
Distributions to equity owners	—	—	(38,187)	38,187	—
Distribution to NGP affiliates related to purchase of assets	—	—	(242,174)	—	(242,174)
Distributions to noncontrolling interests	—	—	—	(15,208)	(15,208)
Distributions made by previous owners	—	(2,282)	(26,490)	—	(28,772)
Net cash provided by financing activities	—	94,809	244,691	22,261	361,761
Net change in cash and cash equivalents	—	4,098	(8,671)	—	(4,573)
Cash and cash equivalents, beginning of period	—	14,525	39,439	—	53,964
Cash and cash equivalents, end of period	$—	$18,623	$30,768	$—	$49,391